Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2013	Dec. 31, 2012
Balance Sheets
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares Issued	55,239,900	44,559,900
Common Stock, Shares Outstanding	55,239,900	44,559,900